Earnings per Share - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income available to common stockholders (in thousands)	$ 5,310	$ 44,638	$ 98,094
Basic weighted average number of shares	55,508,974	55,418,626	55,360,004
Effect of dilutive potential share options:	372,480	375,855	346,100
Diluted weighted average number of shares	55,881,454	55,794,481	55,706,104